UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX February 7, 2008
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total:   $886074

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      254     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103     4664    61704 SH       SOLE                                      61704
American Express Co.           common           025816109      598    11500 SH       SOLE                     9000              2500
American Int'l. Group          common           026874107     6384   109500 SH       SOLE                   108000              1500
Americredit Corp.              common           03060R101   100157  7830900 SH       SOLE                  7147000            683900
Anheuser Busch Co.             common           035229103    13020   248765 SH       SOLE                   219000             29765
Bank of America                common           060505104      404     9800 SH       SOLE                     9800
Berkshire Hath Cl. A           common           084670108    22939      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     3618      764 SH       SOLE                                        764
Cintas Corp.                   common           172908105     2337    69500 SH       SOLE                     3400             66100
Citigroup Inc.                 common           172967101      666    22628 SH       SOLE                    19900              2728
Clorox                         common           189054109    29141   447146 SH       SOLE                   381000             66146
Coca-Cola Co.                  common           191216100   120377  1961500 SH       SOLE                  1747000            214500
Colgate Palmolive              common           194162103     6432    82500 SH       SOLE                    81300              1200
ConocoPhillips                 common           20825C104     1475    16700 SH       SOLE                    16700
Covidien Ltd.                  common           G2552X108    12850   290137 SH       SOLE                   237100             53037
Ebay Inc.                      common           278642103    32075   966400 SH       SOLE                   885200             81200
Equifax Inc.                   common           294429105     2262    62200 SH       SOLE                     4000             58200
Exxon Mobil Corp.              common           30231G102     1499    16000 SH       SOLE                    16000
Federal Home Loan              common           313400301     7842   230178 SH       SOLE                   135100             95078
Federal Nat'l Mtg.             common           313586109     2000    50030 SH       SOLE                    50000                30
Furniture Brands Int'l         common           360921100     9316   926000 SH       SOLE                   912000             14000
Gannett Company                common           364730101      564    14460 SH       SOLE                                      14460
General Electric Co.           common           369604103     1257    33900 SH       SOLE                    29100              4800
H&R Block                      common           093671105     4928   265400 SH       SOLE                   215300             50100
Home Depot                     common           437076102     6224   231050 SH       SOLE                   221500              9550
Interpublic Group Co.          common           460690100     4339   535058 SH       SOLE                   481221             53837
Johnson & Johnson              common           478160104    26722   400625 SH       SOLE                   339800             60825
Kraft Foods, Inc.              common           50075n104     6026   184680 SH       SOLE                   128000             56680
Lancaster Colony Corp.         common           513847103    51868  1306490 SH       SOLE                  1103400            203090
Leucadia Nat'l Corp.           common           527288104     6175   131100 SH       SOLE                     6000            125100
Liberty Media Cap. A           common           53071M302     3411    29284 SH       SOLE                      780             28504
Liberty Media Int. A           common           53071M104    27684  1450938 SH       SOLE                  1187500            263438
Lowes Companies Inc.           common           548661107     2269   100300 SH       SOLE                     5000             95300
MGIC Investment                common           552848103      673    30025 SH       SOLE                    30000                25
Markel Corp.                   common           570535104      913     1860 SH       SOLE                                       1860
Microsoft Corp.                common           594918104    90841  2551720 SH       SOLE                  2223100            328620
Penn West Energy Trust         common           707885109     2059    79200 SH       SOLE                     4000             75200
PepsiCo Inc.                   common           713448108    94044  1239050 SH       SOLE                  1180500             58550
Pfizer Inc.                    common           717081103    27740  1220400 SH       SOLE                  1019000            201400
Procter & Gamble Co.           common           742718109    41133   560247 SH       SOLE                   455100            105147
Pulte Homes Inc.               common           745867101    14379  1364200 SH       SOLE                  1350000             14200
Resource America Inc.          common           761195205     4500   306716 SH       SOLE                   301916              4800
TJX Co.                        common           872540109     2310    80400 SH       SOLE                     4000             76400
The Bancorp Inc.               common           05969A105     2884   214231 SH       SOLE                                     214231
Torchmark Corp.                common           891027104      745    12300 SH       SOLE                                      12300
Tyco Electronics               common           G9144P105     1380    37162 SH       SOLE                     1250             35912
Tyco International             common           G9143X208     6550   165187 SH       SOLE                   119175             46012
U.S. Bancorp                   common           902973304     5365   169038 SH       SOLE                   144100             24938
United Healthcare              common           91324P102      698    12000 SH       SOLE                    12000
United Parcel Service          common           911312106     2412    34106 SH       SOLE                     2000             32106
Viacom Inc. Cl. B              common           92553P201     8564   195000 SH       SOLE                   167100             27900
Wal Mart Stores Inc.           common           931142103    26377   554951 SH       SOLE                   467500             87451
Wells Fargo & Co.              common           949746101      438    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2759     6780 SH       SOLE                                       6780
Western Union Co.              common           959802109     4295   176901 SH       SOLE                     3000            173901
Wm. Wrigley Jr. Co.            common           982526105    23238   396900 SH       SOLE                   386200             10700